Derivatives (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Designated as Hedging Instrument | Foreign exchange forward contracts
Derivative [Line Items]
Contractual amounts	¥ 21,746	¥ 9,736
Designated as Hedging Instrument | Interest rate swap agreement
Derivative [Line Items]
Contractual amounts	10,014	20,587
Designated as Hedging Instrument | Commodity futures
Derivative [Line Items]
Contractual amounts	4,929	4,610
Not Designated as Hedging Instrument | Foreign exchange forward contracts
Derivative [Line Items]
Contractual amounts	¥ 1,321	1,800
Not Designated as Hedging Instrument | Currency option contracts
Derivative [Line Items]
Contractual amounts		¥ 53